General and Administrative Expense	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
General and administrative expense

17. General and administrative expense

	December 31, 2019	December 31, 2018	December 31, 2017
Employee benefits and expenses	1,010,708	1,084,112	2,097,853
Business development	113,959	43,816	161,985
Travel expenses	102,679	70,944	199,484
Administration expenses	2,653,914	2,797,526	2,522,217
Lease expenses from short-term lease	27,362	52,416	81,277
Depreciation tangible assets	10,740	186,520	69,190
Capital tax expenses	14,501	29,200	18,403
Total general and administrative expenses	3,933,863	4,264,534	5,150,409